SHARE-BASED COMPENSATION - Long Term Incentive Plan (Details) € in Thousands	12 Months Ended
	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees	€ 7,356	€ 4,449	€ 3,889
Long Term Incentive Plan, 2019 Issuance
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees	€ 900	€ 1,100	€ 900
Fourth | Long Term Incentive Plan, 2018 Issuance
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percent of grant obtained, other equity instruments granted		0.50